Related Party Balances and Transactions - Interest payable on behalf of related party (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Baidu Capital L.P. [Member]
Related Party Transaction [Line Items]
Interest payable on behalf of related party	¥ 8,065	¥ 21,671